Vessels, net, Vessels, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Book Value [Abstract]
Beginning balance	$ 77,025,694
Ending balance	72,767,793	$ 77,025,694
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	80,360,967	17,289,464
Acquisitions, improvements, and other vessel costs	50,489	72,286,802
Vessel disposal		(9,215,299)
Ending balance	80,411,456	80,360,967
Accumulated Depreciation [Abstract]
Beginning balance	(3,335,273)	(1,640,905)
Vessel disposal		1,143,042
Depreciation	(4,308,390)	(2,837,410)
Ending balance	(7,643,663)	(3,335,273)
Net Book Value [Abstract]
Beginning balance	77,025,694	15,648,559
Acquisitions, improvements, and other vessel costs	50,489	72,286,802
Vessel disposal		(8,072,257)
Depreciation	(4,308,390)	(2,837,410)
Ending balance	$ 72,767,793	$ 77,025,694